Wells Fargo Funds Trust

Registration Nos. 333-74295; 811-09253

CERTIFICATE PURSUANT TO

17 C.F.R. 230.497(j)

The undersigned hereby certifies on behalf of Wells Fargo Funds Trust (the “Trust”) that the Prospectuses and related Statements of Additional Information describing the International Stock, Large Cap, Municipal and Small/Mid Cap Stock Funds of the Trust, all of which would have been filed pursuant to 17 C.F.R. 230.497(c), do not differ materially from the Prospectuses and Statements of Additional Information for the aforementioned Funds contained in Post-Effective Amendment No. 112 to the Trust’s Registration Statement on Form N-1A filed pursuant to Rule 485(b) on July 31, 2007; provided, however, that the Statement of Additional Information for the Municipal Funds of the Trust was filed pursuant to Rule 497(e) of the 1933 Act on August 1, 2007 to reflect additional risk disclosure regarding regulatory developments which may impact state regulation of municipal bonds.

IN WITNESS WHEREOF, the Trust has caused this certificate to be executed and witnessed in its name and on its behalf by the undersigned on the 3rd day of August, 2007.

Witness:	WELLS FARGO FUNDS TRUST

By:	/s/__Johanne Castro_____	By:	/s/__Carol Lorts____
Name: Johanne F. Castro			Carol Lorts
Title:	Assistant Secretary		Assistant Secretary